Right-of-use-assets	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets

9. Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2024 and 2023, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2022	83,597	1,046	84,643
Additions	7,056	633	7,689
Disposals	(609)	(766)	(1,375)
Adjustments due to remeasurements	584	—	584
Adjustments due to modifications	11,867	—	11,867
Effect of translation adjustments	(903)	(6)	(909)
Cost as at December 31, 2023	101,592	907	102,499
Additions	4,861	353	5,214
Disposals	(10,329)	(103)	(10,432)
Adjustments due to remeasurements	22	—	22
Adjustments due to modifications	182	93	275
Effect of translation adjustments	3,228	11	3,239
Cost as at December 31, 2024	99,556	1,261	100,817

Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)
Depreciation	(11,887)	(134)	(12,021)
Disposals	485	766	1,251
Impairment loss	75	—	75
Adjustments due to remeasurements	3	—	3
Adjustments due to modifications	—	—	—
Effect of translation adjustments	449	6	455
Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)
Depreciation	(10,372)	(271)	(10,643)
Disposals	8,299	103	8,402
Impairment loss	(458)	—	(458)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(1,673)	(12)	(1,685)
Accumulated depreciation and impairment loss as at Dec. 31, 2024	(55,890)	(549)	(56,439)

Net book value as at December 31, 2022	42,786	39	42,825
Net book value as at December 31, 2023	49,906	538	50,444
Net book value as at December 31, 2024	43,666	712	44,378

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago.

The Group leases vehicles under a number of leases. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/24	31/12/23
United States of America	21,810	25,901
Italy	12,008	12,523
Spain	1,424	2,548
United Kingdom	4,591	6,126
China	2,923	417
Others	1,622	2,929
Total	44,378	50,444

As at December 31, 2024, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. For additional information on the impairment assessment, reference should be made to note 8.

As result of the 2024, 2023 and 2022 impairment assessment performed by the Group, impairment losses of 1,420, 1,092 and 848, respectively, have emerged for right-of-use assets, with reference to specific retail CGUs. The 2024 impairment loss concerned one store in Italy, one in the United States and one in the UK as a consequence of the fact that the sales forecasts for the three stores, based on the approved Business Plan, lead to the determination of a value in use lower than the carrying amount of the assets. More specifically with reference to 2024, the store in Italy reported an impairment of 204, compared to a carrying amount of 869, based on a weighted average rate of the cost of capital of 8.99% and a long-term growth rate of 2.01%, whereas the U.S. store reported an impairment of 616, compared to a carrying amount of 2,578, based on a weighted average rate of the cost of capital of 9.98% and a long-term growth rate of 2.54%. Lastly, the store located in the UK reported an impairment of 600, compared to a carrying amount of 2,050, based on a weighted average rate of the cost of capital of 8.97% and a long-term growth rate of 2.85%.

Conversely, with reference to other specific CGUs, an impairment reversal of 962, 1,167 and zero in 2024, 2023 and 2022, respectively, was recorded. In particular, with reference to 2024, the impairment reversal is related to the store in France whose assets had previously been impaired and which management, in light of performance falling short of the minimum profitability expectations, decided to close the store by terminating the lease agreement early. This decision resulted in the aforementioned reversal of impairment.

In 2023 the impairment reversal affected three stores in Italy and Spain and one in the UK and was due to the improvement of the sales forecasts based on the cash flow projection approved by the Board.

Other information about leases for which the Group is a lessee is presented below.

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Depreciation charge of right-of-use assets	10,643	12,021	11,834
Interest on lease liabilities	3,810	3,090	2,877
Expenses relating to short-term leases	1,970	2,326	1,465
Expenses relating to leases of low-value assets, excluding short-term leases	156	133	125
Covid-19 rent concessions	—	—	(635)
Total	16,579	17,570	15,666

Lease payments recognised in statement of cash flows for the years ended December 31, 2024, 2023 and 2022 amount to 14,097, 14,147 and 12,926, respectively, and include interest paid for 3,809, 3,090 and 2,877, respectively (see note 21).